Investment in Associates (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Rollforward of investment in associate
Beginning balance	$ 21,620
Share of profit of associates	928
Dividend declared	(1,275)
Ending balance	$ 21,273